Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (Interest Rate Cap [Member], Cash Flow Hedging [Member], Derivative Financial Instruments, Liabilities [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2012	Dec. 31, 2011
Interest Rate Cap [Member] | Cash Flow Hedging [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0